Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Impairment of long lived assets	$ 4,015	$ 5,238	$ 4,838
Impairment of PPE		5,238
Depreciation	$ 10,703	$ 14,106	$ 12,246